PIMCO Senior Loan and Short-Term Active ETF Expense Example - PIMCO Senior Loan and Short-Term Active ETF - PIMCO Senior Loan Active Exchange-Traded Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	$ 873